UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 28, 2014 to May 27, 2014

Commission File Number of issuing entity: 333-185503-01

AMERICAN EXPRESS ISSUANCE TRUST II

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-185503

American Express Receivables Financing Corporation VIII LLC

(Exact name of depositor as specified in its charter)

American Express Travel Related Services Company, Inc.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of issuing entity)

46-0795019

(I.R.S. Employer Identification Number of depositor)

c/o Wilmington Trust Company
1100 North Market Street
Wilmington, Delaware	19890
(Address of principal executive	Zip Code
offices of issuing entity)

(302) 636-6392

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Asset Backed Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I - DISTRIUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution reports attached hereto as

Exhibit 99.

PART II - OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificates, Monthly Noteholders’ Statements and Monthly Servicer Statements for the Monthly Period ending May 27, 2014 and the June 16, 2014 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 16, 2014

American Express Receivables Financing
Corporation VIII LLC,
Depositor

By:	/s/ Anderson Y. Lee
Name:	Anderson Y. Lee
Title:	Vice President and Treasurer